Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

	December 31, 2020	December 31, 2019
	$	$
Trade accounts payable and trade accruals	168,720	90,517
Employee related accruals	61,891	32,372
Indirect taxes payable	54,097	52,018
Other payables and accruals	16,087	6,286
	300,795	181,193